Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets at Amortized Cost and at Fair Value through Profit or Loss

Financial assets, other than cash and short-term deposits, comprised the following at September 30, 2024 and September 30, 2023:

(in USD)	September 30, 2024	September 30, 2023
Financial assets at amortized cost
Trade receivables	21,515	—
Lease deposits	40,165	36,878
	61,680	36,878
Financial assets at fair value through profit or loss
Forward purchase agreement	—	2,660,568
	—	2,660,568
Total financial assets	61,680	2,697,446

Current	39,409	17,606
Non-current	22,271	2,679,840

Summary of Financial Liabilities at Amortized Cost and at Fair Value through Profit or Loss

Financial liabilities comprised the following at September 30, 2024 and September 30, 2023:

(in USD)	September 30, 2024	September 30, 2023
Financial liabilities at amortized cost
Accounts payable and accrued liabilities	20,497,131	19,754,628
Loans and borrowings	4,255,773	4,736,583
Convertible loan notes	1,488,517	—
Loans and borrowings from related parties	309,191	—
Lease liabilities	363,718	396,734
	26,914,330	24,887,945
Financial liabilities at fair value through profit or loss
Warrants	242,653	603,028
Convertible loan notes	407,480	—
	650,133	603,028
Total financial liabilities	27,564,463	25,490,973

Current	26,959,670	24,568,306
Non-current	604,793	922,667

Schedule of Interest Bearing Loans and Borrowings

The following is a summary of the interest bearing loans and borrowings of the Group as at September 30, 2024 and September 30, 2023:

	Interest rate	Maturity	September 30, 2024	September 30, 2023
Current
Bank loans	2.50%	Within one year	15,925	14,527
Promissory notes	0.00% to 15.00%	Within one year	4,229,840	3,699,191
Convertible loan notes	0.00%	Within one year	2,100,000	—
			6,345,765	3,713,718
Non-current
Bank loans	2.50%	2026	10,009	22,866
Promissory notes	15.00%	2025	—	1,000,000
Promissory notes issued to related parties	15.00%	2026	309,191	—
			319,200	1,022,866

Summary of Fair Value of the Derivatives Embedded with SEPA	The table below presents the key inputs used in the model at September 30, 2024. Share price was measured using Level 1 inputs. Expected volatility was measured using Level 3 inputs based on the volatility of the share prices of a basket of comparable listed companies.

Share price	$3.08
Conversion price/floor price	$1.87
Expected volatility	55.0%
Dividend yield	0.0%
Risk free interest rate	5.0%
Time to expiry	0.8 years
Fair value	$407,480

Summary of Effect of Changes in Foreign Exchange Rates

The following tables demonstrate the sensitivity to a reasonable possible change in exchange rates, with all other variables held constant. The impact on the Group's profit before tax is due to changes in the fair value of monetary assets and liabilities. The impact on the Group's equity is due to changes in the value of the net assets of entities whose functional currency is not USD.

(in USD)	Effect on profit before tax	Effect on equity
5% strengthening of GBP against USD	356,292	136,659
5% weakening of GBP against USD	(393,796)	(151,044)

5% strengthening of EUR against USD	—	46,481
5% weakening of EUR against USD	—	(51,374)

5% strengthening of THB against USD	—	(165,357)
5% weakening of THB against USD	—	182,763

Summary of Maturity Profile of Financial Liabilities

The table below summarizes the maturity profile of the Group's financial liabilities based upon contractual, undiscounted payments:

(in USD)	Less than one year	1 to 5 years	Over 5 years	Total
Bank loans	15,925	10,603	—	26,528
Promissory notes	4,404,840	—	—	4,404,840
Lease liabilities	93,924	284,165	120,364	498,453
Accounts payable and accrued liabilities	20,497,131	—	—	20,497,131
	25,011,820	294,768	120,364	25,426,952